Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Federal	$ 3,004	$ 1,480	$ 1,502
State	432	359	385
Foreign	169	153
Current income tax expense (benefit)	3,605	1,992	1,887
Federal	160	658	463
State	(40)	371	86
Foreign	19	29
Deferred income tax expense (benefit)	139	1,058	549
Income tax expense	$ 3,744	$ 3,050	$ 2,436